Equity (Details) - Schedule of Basic and Diluted Earnings Per Share - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
a) Basic earnings per share
Total attributable to the shareholders of the Bank (in Pesos)	$ 579,427	$ 792,276	$ 842,467
Weighted average number of outstanding shares (in Shares)	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	$ 3.075	$ 4.204	$ 4.471
Basic earnings per share from continuing operations (in Ch$)	3.075	4.204	4.471
Basic earnings per share from discontinued operations (in Ch$)
b) Diluted earnings per share
Total attributable to the shareholders of the Bank (in Pesos)	$ 579,427	$ 792,276	$ 842,467
Weighted average number of outstanding shares (in Shares)	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares (in Shares)	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	$ 3.075	$ 4.204	$ 4.471
Diluted earnings per share from continuing operations (in Ch$)	3.075	4.204	4.471
Diluted earnings per share from discontinued operations (in Ch$)